Net financial results (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)	R$ (1,401,182)	R$ (1,360,125)
Premium expenses on early settlements	129,047
Amortization of transaction costs	(58,457)	(31,923)
Interest expenses on lease liabilities (3)	(113,211)	(116,258)
Other	(103,034)	(131,779)
Financial expenses	(1,804,931)	(1,640,085)
Financial income [Abstract]
Cash and cash equivalents and marketable securities	464,425	348,428
Other	21,588	90,425
Financial income	486,013	438,853
Results from derivative financial instruments [Abstract]
Income	3,477,696	4,224,351
Expenses	(452,097)	(531,192)
Derivative financial instruments, net	3,025,599	3,693,159
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures	3,419,196	5,702,984
Leases	119,661	199,040
Other assets and liabilities (4)	(629,102)	(697,738)
Monetary and exchange variations, net	2,909,755	5,204,286
Net financial result	4,616,436	7,696,213
Interest costs capitalised	24,929	52,753
Reclassification to biological assets	64,577	66,200
Disclosure of detailed information about biological assets [line items]
Reclassification to biological assets	R$ 64,577	R$ 66,200